CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2024	Jun. 30, 2024		Dec. 31, 2023	Jun. 30, 2023		Jun. 30, 2022	Jun. 30, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 29,756	$ 1,409,070			$ 16,274
Cryptocurrencies	178,687	178,687			2,084,330
Other receivables, net	935,365	1,705,333			118,212
Prepayments, net	1,000,000	21,333			343,597
Security deposit, net					660,552
Loans receivable, net	1,889,941	3,370,322
GST tax receivable, net					349,960
Total current assets	4,033,749	6,684,745			3,572,925
OTHER ASSETS
Plant and equipment, net					7,373,205
Long-term investment, net		0			2,389,698
Total other assets					9,762,903
Total assets	4,033,749	6,684,745			13,335,828
CURRENT LIABILITIES
Loans from a third party					819,000
Convertible debentures, net	1,741,564	1,880,019			770,467
Accounts payable					667,912
Other payables and accrued liabilities	235,623	611,151			331,046
Total current liabilities	1,977,187	2,491,170			2,588,425
OTHER LIABILITIES
Convertible debentures, net	3,955,507	3,283,992			486,332
Total other liabilities	3,955,507	3,283,992			486,332
Total liabilities	5,932,694	5,775,162			3,074,757
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Ordinary shares, $0.3 par value, 10,000,000 shares authorized, 8,478,745 and 7,758,348 shares issued and outstanding as of December 31, 2024 and June 30, 2024, respectively	2,543,624	2,327,505	[1]		1,014,328	[1]
Additional paid-in capital	80,860,988	81,066,562			73,446,519
Accumulated deficit	(84,536,754)	(81,731,423)			(64,199,776)
Total Bit Origin Ltd shareholders' equity	(1,132,142)	1,662,644			10,261,071
NONCONTROLLING INTERESTS	(766,803)	(753,061)
Total equity	(1,898,945)	909,583		$ 8,953,520	10,261,071		$ 34,654,956	$ (1,619,988)
Total liabilities and shareholders' equity	$ 4,033,749	6,684,745			13,335,828
Related Party
CURRENT ASSETS
Other receivables, net					$ 118,212
Nonrelated Party
CURRENT ASSETS
Other receivables, net		$ 1,705,333

[1]	Giving retroactive effect to the 1-for-30 reverse share split effected on May 23, 2023